Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Related Party Note Payable	Related party note payable as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Related party promissory note	$578,290	$362,779

Current portion of related party note payable	$578,290	$362,779
Related party note payable, net of current portion	$-	$-